Aptus Collared Income Opportunity ETF
Schedule of Investments
July 31, 2022 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 98.9%
	Basic Materials - 3.1%
96,585	Freeport-McMoRan, Inc. (a)		$3,047,257
12,932	Linde plc (a)		3,905,464
70,784	Mosaic Company (a)		3,727,485
16,483	Sherwin-Williams Company (a)		3,987,897
			14,668,103
	Communications - 9.8%
155,850	Alphabet, Inc. - Class C (a)(b)		18,178,344
119,327	Amazon.com, Inc. (a)(b)		16,103,179
57,037	Comcast Corporation - Class A (a)		2,140,028
26,458	Meta Platforms, Inc. - Class A (a)(b)		4,209,468
12,171	Netflix, Inc. (b)		2,737,258
50,653	Verizon Communications, Inc. (a)		2,339,662
			45,707,939
	Consumer, Cyclical - 11.1%
6,024	Costco Wholesale Corporation		3,260,791
36,389	Darden Restaurants, Inc. (a)		4,530,067
25,832	Dollar General Corporation (a)		6,417,444
85,149	D.R. Horton, Inc. (a)		6,644,176
21,778	Home Depot, Inc. (a)		6,553,871
29,434	Marriott International, Inc. - Class A (a)		4,674,708
32,529	Target Corporation (a)		5,314,588
11,183	Tesla, Inc. (a)(b)		9,969,085
34,280	Walmart, Inc. (a)		4,526,674
			51,891,404
	Consumer, Non-cyclical - 17.9%
32,521	Abbott Laboratories (a)		3,539,586
25,889	AbbVie, Inc. (a)		3,715,330
35,973	Bristol-Myers Squibb Company		2,654,088
25,539	Charles River Laboratories International, Inc. (a)(b)		6,398,541
7,666	Chemed Corporation (a)		3,688,036
16,230	Elevance Health, Inc. (a)		7,743,333
11,756	Eli Lilly and Company (a)		3,875,836
34,115	Johnson & Johnson (a)		5,953,750
42,114	Merck & Company, Inc. (a)		3,762,465
54,363	Mondelez International, Inc. - Class A		3,481,407
38,801	PepsiCo, Inc. (a)		6,788,623
32,884	Procter & Gamble Company (a)		4,567,916
12,634	Thermo Fisher Scientific, Inc. (a)		7,560,312
11,738	United Rentals, Inc. (a)(b)		3,787,500
19,530	UnitedHealth Group, Inc. (a)		10,591,900
28,526	Zoetis, Inc. (a)		5,207,421
			83,316,044
	Energy - 5.2%
109,378	Antero Resources Corporation (b)		4,335,744
44,792	Diamondback Energy, Inc. (a)		5,734,272
85,632	Exxon Mobil Corporation (a)		8,300,310
24,334	Pioneer Natural Resources Company (a)		5,765,941
			24,136,267
	Financial - 15.0%
144,290	American Homes 4 Rent - Class A (a)		5,465,705
174,831	Bank of America Corporation (a)		5,911,036
25,989	Berkshire Hathaway, Inc. - Class B (a)(b)		7,812,294
5,279	BlackRock, Inc. (a)		3,532,601
51,284	Charles Schwab Corporation (a)		3,541,160
24,449	Chubb, Ltd. (a)		4,612,059
7,525	Equinix, Inc. (a)		5,295,644
13,760	Goldman Sachs Group, Inc. (a)		4,587,446
39,830	Intercontinental Exchange, Inc. (a)		4,062,262
56,681	JPMorgan Chase & Company (a)		6,538,720
37,642	Marsh & McLennan Companies, Inc. (a)		6,171,782
12,690	Mastercard, Inc. - Class A (a)		4,489,595
37,780	Prologis, Inc. (a)		5,008,117
7,450	SVB Financial Group (a)(b)		3,006,448
			70,034,869
	Industrial - 6.6%
27,852	Caterpillar, Inc. (a)		5,521,659
56,270	Emerson Electric Company (a)		5,068,239
25,760	L3Harris Technologies, Inc. (a)		6,181,627
10,216	Lockheed Martin Corporation (a)		4,227,483
24,842	Union Pacific Corporation (a)		5,646,587
22,026	United Parcel Service, Inc. - Class B (a)		4,292,647
			30,938,242
	Technology - 27.1% (c)
19,652	Accenture plc - Class A (a)		6,018,622
12,449	Adobe, Inc. (a)(b)		5,105,584
79,494	Advanced Micro Devices, Inc. (a)(b)		7,509,798
38,275	Analog Devices, Inc. (a)		6,581,769
205,608	Apple, Inc. (a)		33,413,356
13,734	Broadcom, Inc. (a)		7,354,283
31,026	Broadridge Financial Solutions, Inc. (a)		4,981,224
55,186	Fidelity National Information Services, Inc. (a)		5,637,802
11,671	Intuit, Inc. (a)		5,323,960
12,479	Lam Research Corporation (a)		6,245,864
101,273	Microsoft Corporation (a)		28,431,382
38,572	Paychex, Inc. (a)		4,948,016
27,765	salesforce.com, Inc. (a)(b)		5,109,315
			126,660,975
	Utilities - 3.1%
32,253	American Water Works Company, Inc. (a)		5,013,406
111,559	NextEra Energy, Inc. (a)		9,425,621
			14,439,027
	TOTAL COMMON STOCKS (Cost $428,784,893)		461,792,870

Contracts		Notional Amount
	PURCHASED OPTIONS (d) - 1.5%
	Call Options - 0.5%
500	S&P 500 Index, Expiration: 08/19/2022, Exercise Price: $4,190.00 (e)	$206,514,500	2,092,500
	Put Options - 1.0%
700	S&P 500 Index, Expiration: 09/16/2022, Exercise Price: $4,000.00	289,120,300	4,889,500
	TOTAL PURCHASED OPTIONS (Cost $5,751,917)		6,982,000

	Total Investments (Cost $434,536,810) - 100.4%		468,774,870
	Liabilities in Excess of Other Assets - (0.4)%		(1,964,400)
	NET ASSETS - 100.0%		$466,810,470

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2022, the value of these securities amount to $416,890,682 or 89.3% of net assets.
(b)	Non-income producing security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Exchange traded.
(e)	Securities are held in connection with written options, see Schedule of Written Options for more details.

Aptus Collared Income Opportunity ETF
Schedule of Written Options
July 31, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (1.1)%
		Call Options - (1.1)%
(195)		Accenture plc - Class A, Expiration: 08/19/2022, Exercise Price: $310.00	$(5,972,070)	$(106,275)
(124)		Adobe, Inc., Expiration: 08/19/2022, Exercise Price: $440.00	(5,085,488)	(32,984)
(794)		Advanced Micro Devices, Inc., Expiration: 08/19/2022, Exercise Price: $110.00	(7,500,918)	(57,168)
(1,558)		Alphabet, Inc. - Class C, Expiration: 08/19/2022, Exercise Price: $125.00	(18,172,512)	(70,110)
(596)		Amazon.com, Inc., Expiration: 08/19/2022, Exercise Price: $152.50	(8,043,020)	(20,860)
(597)		Amazon.com, Inc., Expiration: 08/19/2022, Exercise Price: $142.50	(8,056,515)	(103,579)
(1,438)		American Homes 4 Rent - Class A, Expiration: 08/19/2022, Exercise Price: $40.00	(5,447,144)	(21,570)
(320)		American Water Works Company, Inc., Expiration: 08/19/2022, Exercise Price: $165.00	(4,974,080)	(13,600)
(380)		Analog Devices, Inc., Expiration: 08/19/2022, Exercise Price: $175.00	(6,534,480)	(138,700)
(1,093)		Antero Resources Corporation, Expiration: 08/19/2022, Exercise Price: $49.00	(4,332,652)	(27,325)
(2,106)		Apple, Inc., Expiration: 08/19/2022, Exercise Price: $175.00	(34,224,606)	(55,809)
(1,748)		Bank of America Corporation, Expiration: 08/19/2022, Exercise Price: $36.50	(5,909,988)	(15,732)
(259)		Berkshire Hathaway, Inc. - Class B, Expiration: 08/19/2022, Exercise Price: $305.00	(7,785,540)	(109,427)
(136)		Broadcom, Inc., Expiration: 08/19/2022, Exercise Price: $540.00	(7,282,528)	(159,800)
(310)		Broadridge Financial Solutions, Inc., Expiration: 08/19/2022, Exercise Price: $170.00	(4,977,050)	(35,650)
(276)		Caterpillar, Inc., Expiration: 08/19/2022, Exercise Price: $195.00	(5,471,700)	(247,020)
(126)		Charles River Laboratories International, Inc., Expiration: 08/19/2022, Exercise Price: $250.00	(3,156,804)	(146,160)
(570)		Comcast Corporation - Class A, Expiration: 08/19/2022, Exercise Price: $43.00	(2,138,640)	(2,280)
(60)		Costco Wholesale Corporation, Expiration: 08/19/2022, Exercise Price: $555.00	(3,247,800)	(38,250)
(361)		Darden Restaurants, Inc., Expiration: 08/19/2022, Exercise Price: $135.00	(4,494,089)	(16,245)
(445)		Diamondback Energy, Inc., Expiration: 08/19/2022, Exercise Price: $140.00	(5,696,890)	(71,200)
(256)		Dollar General Corporation, Expiration: 08/19/2022, Exercise Price: $270.00	(6,359,808)	(10,240)
(848)		D.R. Horton, Inc., Expiration: 08/19/2022, Exercise Price: $87.50	(6,616,944)	(16,960)
(117)		Eli Lilly & Company, Expiration: 08/19/2022, Exercise Price: $365.00	(3,857,373)	(12,636)
(560)		Emerson Electric Company, Expiration: 08/19/2022, Exercise Price: $87.50	(5,043,920)	(212,800)
(74)		Equinix, Inc., Expiration: 08/19/2022, Exercise Price: $710.00	(5,207,676)	(121,360)
(958)		Freeport-McMoRan, Inc., Expiration: 08/19/2022, Exercise Price: $34.00	(3,022,490)	(55,085)
(136)		Goldman Sachs Group, Inc., Expiration: 08/19/2022, Exercise Price: $320.00	(4,534,104)	(233,920)
(395)		Intercontinental Exchange, Inc., Expiration: 08/19/2022, Exercise Price: $105.00	(4,028,605)	(55,300)
(116)		Intuit, Inc., Expiration: 08/19/2022, Exercise Price: $485.00	(5,291,572)	(51,040)
(341)		Johnson & Johnson, Expiration: 08/19/2022, Exercise Price: $182.50	(5,951,132)	(10,741)
(563)		JPMorgan Chase & Company, Expiration: 08/19/2022, Exercise Price: $120.00	(6,494,768)	(51,515)
(256)		L3Harris Technologies, Inc., Expiration: 08/19/2022, Exercise Price: $250.00	(6,143,232)	(50,560)
(124)		Lam Research Corporation, Expiration: 08/19/2022, Exercise Price: $540.00	(6,206,324)	(57,350)
(128)		Linde plc, Expiration: 08/19/2022, Exercise Price: $310.00	(3,865,600)	(49,280)
(102)		Lockheed Martin Corporation, Expiration: 08/19/2022, Exercise Price: $430.00	(4,220,862)	(28,560)
(367)		Marriot International, Inc. - Class A, Expiration: 08/19/2022, Exercise Price: $175.00	(5,828,694)	(27,525)
(126)		Mastercard, Inc. - Class A, Expiration: 08/19/2022, Exercise Price: $380.00	(4,457,754)	(12,285)
(264)		Meta Platforms, Inc. - Class A, Expiration: 08/19/2022, Exercise Price: $187.50	(4,200,240)	(11,880)
(500)		Microsoft Corporation, Expiration: 08/19/2022, Exercise Price: $290.00	(14,037,000)	(121,500)
(540)		Mondelez International, Inc. - Class A, Expiration: 08/19/2022, Exercise Price: $67.50	(3,458,160)	(6,750)
(707)		Mosaic Company, Expiration: 08/19/2022, Exercise Price: $60.00	(3,723,062)	(45,955)
(121)		Netflix, Inc., Expiration: 08/19/2022, Exercise Price: $270.00	(2,721,290)	(5,748)
(1,111)		NextEra Energy, Inc., Expiration: 08/19/2022, Exercise Price: $87.50	(9,386,839)	(97,213)
(190)		Paychex, Inc., Expiration: 08/19/2022, Exercise Price: $125.00	(2,437,320)	(88,350)
(190)		PepsiCo, Inc., Expiration: 08/19/2022, Exercise Price: $180.00	(3,324,240)	(17,100)
(243)		Pioneer Natural Resources Company, Expiration: 08/19/2022, Exercise Price: $245.00	(5,757,885)	(143,370)
(376)		Prologis, Inc., Expiration: 08/19/2022, Exercise Price: $135.00	(4,984,256)	(85,540)
(500)		S&P 500 Index, Expiration: 08/19/2022, Exercise Price: $4,290.00	(206,514,500)	(715,000)
(275)		salesforce, Inc., Expiration: 08/19/2022, Exercise Price: $190.00	(5,060,550)	(101,750)
(325)		Target Corporation, Expiration: 08/19/2022, Exercise Price: $180.00	(5,309,850)	(64,675)
(56)		Tesla, Inc., Expiration: 08/05/2022, Exercise Price: $890.00	(4,992,120)	(142,520)
(55)		Tesla, Inc., Expiration: 08/05/2022, Exercise Price: $920.00	(4,902,975)	(71,775)
(125)		Thermo Fisher Scientific, Inc., Expiration: 08/19/2022, Exercise Price: $590.00	(7,480,125)	(243,750)
(247)		Union Pacific Corporation, Expiration: 08/19/2022, Exercise Price: $230.00	(5,614,310)	(90,155)
(117)		United Rentals, Inc., Expiration: 08/19/2022, Exercise Price: $300.00	(3,775,239)	(317,655)
(194)		UnitedHealth Group, Inc., Expiration: 08/19/2022, Exercise Price: $570.00	(10,521,396)	(38,800)
(285)		Zoetis, Inc., Expiration: 08/19/2022, Exercise Price: $195.00	(5,202,675)	(32,063)
		TOTAL WRITTEN OPTIONS (Premiums Received $1,653,472)		$(4,988,450)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Aptus Collared Income Opportunity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$461,792,870	$-	$-	$461,792,870
Purchased Options	-	6,982,000	-	6,982,000
Total Investments in Securities	$461,792,870	$6,982,000	$-	$468,774,870

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$4,988,450	$-	$4,988,450
Total Written Options	$-	$4,988,450	$-	$4,988,450

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.